Schedule of detailed information about property plant and equipment (Details) - USD ($)	9 Months Ended
	May 31, 2022	May 31, 2021	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
August 31, 2021	$ 995,502	$ 881,084
Additions	72,183	107,464
Impairment	(153,193)
Disposal, cost		(9,767)
Held for sale - UMG	(262,357)
Foreign exchange	(32,976)	12,452
May 31, 2022	244,852	922,839
August 31, 2021	591,691	471,695
Depreciation	116,795	101,718
Held for sale - UMG	(175,571)
Foreign exchange	(29,396)	10,142
May 31, 2022	170,344	562,577
May 31, 2022	74,508		$ 403,811
Motorsports [Member]
IfrsStatementLineItems [Line Items]
Disposal, cost		(68,394)
Disposal, accumulated depreciation		(20,978)
Eden Games [Member]
IfrsStatementLineItems [Line Items]
Disposal, cost	(374,307)
Disposal, accumulated depreciation	(333,175)
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
August 31, 2021	218,851	221,653
Additions
Impairment	(153,193)
Disposal, cost
Held for sale - UMG
Foreign exchange	1,011	132
May 31, 2022	59,262	219,154
August 31, 2021	63,367	57,517
Depreciation	5,507	4,082
Held for sale - UMG
Foreign exchange	(668)	183
May 31, 2022	61,004	61,782
May 31, 2022	0		155,484
Leasehold improvements [member] | Motorsports [Member]
IfrsStatementLineItems [Line Items]
Disposal, cost		(2,631)
Disposal, accumulated depreciation
Leasehold improvements [member] | Eden Games [Member]
IfrsStatementLineItems [Line Items]
Disposal, cost	(7,407)
Disposal, accumulated depreciation	(7,202)
Computer equipment [member]
IfrsStatementLineItems [Line Items]
August 31, 2021	603,607	486,340
Additions	70,632	89,561
Impairment
Disposal, cost		(9,767)
Held for sale - UMG	(227,179)
Foreign exchange	(29,472)	11,518
May 31, 2022	103,148	530,007
August 31, 2021	406,231	307,508
Depreciation	94,518	78,421
Held for sale - UMG	(133,957)
Foreign exchange	(24,728)	9,161
May 31, 2022	63,495	384,022
May 31, 2022	39,653		197,376
Computer equipment [member] | Motorsports [Member]
IfrsStatementLineItems [Line Items]
Disposal, cost		(47,645)
Disposal, accumulated depreciation		(11,068)
Computer equipment [member] | Eden Games [Member]
IfrsStatementLineItems [Line Items]
Disposal, cost	(314,440)
Disposal, accumulated depreciation	(278,569)
Furniture And Fixture [Member]
IfrsStatementLineItems [Line Items]
August 31, 2021	173,044	173,091
Additions	1,551	17,903
Impairment
Disposal, cost
Held for sale - UMG	(35,178)
Foreign exchange	(4,515)	802
May 31, 2022	82,442	173,678
August 31, 2021	122,093	106,670
Depreciation	16,770	19,215
Held for sale - UMG	(41,614)
Foreign exchange	(4,000)	798
May 31, 2022	45,845	116,773
May 31, 2022	36,597		$ 50,951
Furniture And Fixture [Member] | Motorsports [Member]
IfrsStatementLineItems [Line Items]
Disposal, cost		(18,118)
Disposal, accumulated depreciation		$ (9,910)
Furniture And Fixture [Member] | Eden Games [Member]
IfrsStatementLineItems [Line Items]
Disposal, cost	(52,460)
Disposal, accumulated depreciation	$ (47,404)